T. ROWE PRICE U.S. High Yield Fund
February 28, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  5.5% (1)
Consumer Goods  1.5%
Varsity Brands, FRN, 1M TSFR + 3.00%, 8/26/31 (2) 2,806 2,774
Varsity Brands, FRN, 3M TSFR + 3.00%, 6.672%, 8/26/31  5,115 5,099
7,873
Health Care  1.0%
Endo Finance Holdings, FRN, 1M TSFR + 3.75%, 7.423%,
4/23/31  5,132 5,134
5,134
Retail  1.0%
Victra Holdings, FRN, 3M TSFR + 3.75%, 7.422%, 3/29/29  5,079 5,057
5,057
Technology & Electronics  2.0%
Bending Spoons U.S., FRN, 1M TSFR + 5.88%, 9.543%, 3/7/31  5,665 5,212
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 8.423%, 11/22/32  5,170 4,963
10,175
Total Bank Loans (Cost $28,705) 28,239
CORPORATE BONDS  91.5%
Automotive  1.0%
Aston Martin Capital Holdings, 10.00%, 3/31/29 (3) 6,323 5,126
5,126
Basic Industry  7.5%
Celanese U.S. Holdings, 7.375%, 2/15/34  5,261 5,401
Chemours, 7.875%, 3/15/34 (3) 1,810 1,806
First Quantum Minerals, 6.375%, 2/15/36 (3) 3,793 3,816
First Quantum Minerals, 8.00%, 3/1/33 (3) 1,165 1,245
First Quantum Minerals, 8.625%, 6/1/31 (3) 4,933 5,175
Ivanhoe Mines, 7.875%, 1/23/30 (3) 5,145 5,359
K Hovnanian Enterprises, 8.375%, 10/1/33 (3) 5,160 5,296
LGI Homes, 8.75%, 12/15/28 (3) 4,915 5,129
Quikrete Holdings, 6.75%, 3/1/33 (3) 5,225 5,430
38,657
Capital Goods  2.5%
Bombardier, 7.25%, 7/1/31 (3) 4,825 5,129
Mauser Packaging Solutions Holding, 7.875%, 4/15/30 (3) 5,130 5,251
TransDigm, 6.00%, 1/15/33 (3) 2,528 2,574
12,954
Consumer Goods  1.1%
HLF Financing, 4.875%, 6/1/29 (3) 5,868 5,623
5,623

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Energy  14.8%
Aethon United BR, 7.50%, 10/1/29 (3) 5,105 5,373
Ascent Resources Utica Holdings, 6.625%, 7/15/33 (3) 5,075 5,256
Crescent Energy Finance, 8.375%, 1/15/34 (3) 5,257 5,427
Enbridge, Series NC5, VR, 8.25%, 1/15/84 (4) 4,790 5,160
Energy Transfer, VR, 6.50%, 2/15/56 (4)(5) 2,820 2,854
Energy Transfer, VR, 6.75%, 2/15/56 (4) 2,820 2,879
Excelerate Energy, 8.00%, 5/15/30 (3) 4,780 5,067
Ithaca Energy North Sea, 8.125%, 10/15/29 (3) 5,090 5,354
Kodiak Gas Services, 6.50%, 10/1/33 (3) 615 634
PBF Holding, 7.875%, 9/15/30 (3) 5,020 5,022
PBF Holding, 9.875%, 3/15/30 (3)(5) 560 594
Permian Resources Operating, 7.00%, 1/15/32 (3) 4,650 4,879
South Bow Canadian Infrastructure Holdings, VR, 7.50%,
3/1/55 (4) 9,835 10,438
Sunoco, VR, 7.875% (3)(4)(6) 5,000 5,183
USA Compression Partners, 6.25%, 10/1/33 (3) 5,026 5,102
Venture Global Plaquemines LNG, 6.75%, 1/15/36 (3) 900 960
Weatherford International, 6.75%, 10/15/33 (3) 5,130 5,356
75,538
Financial Services  7.1%
APH Somerset Investor 2, 7.875%, 11/1/29 (3) 5,145 4,986
Aretec Group, 10.00%, 8/15/30 (3) 5,739 6,112
Bread Financial Holdings, 6.75%, 5/15/31 (3) 6,306 6,435
Encore Capital Group, 6.625%, 4/15/31 (3) 5,310 5,373
FirstCash, 6.875%, 3/1/32 (3) 3,110 3,213
OneMain Finance, 6.50%, 3/15/33  5,343 5,300
Osaic Holdings, 6.75%, 8/1/32 (3) 5,075 5,122
36,541
Health Care  4.9%
1261229 B.C., 10.00%, 4/15/32 (3) 5,150 5,350
CHS, 9.75%, 1/15/34 (3) 4,937 5,201
GENMAB, 7.25%, 12/15/33 (3) 3,660 3,883
Heartland Dental, 10.50%, 4/30/28 (3) 1,916 1,987
IQVIA, 6.25%, 6/1/32 (3) 3,260 3,359
Tenet Healthcare, 5.50%, 11/15/32 (3) 5,250 5,319
25,099
Insurance  2.0%
Alliant Holdings Intermediate, 7.00%, 1/15/31 (3) 4,910 4,988
Asurion & Asurion Co-Issuer, 8.00%, 12/31/32 (3) 4,966 5,225
10,213
Leisure  4.6%
Caesars Entertainment, 6.00%, 10/15/32 (3)(5) 5,155 5,039

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Hilton Domestic Operating, 5.75%, 9/15/33 (3) 5,145 5,268
Odeon Finco, 12.75%, 11/1/27 (3) 1,845 1,874
Six Flags Entertainment, 7.25%, 5/15/31 (3)(5) 5,208 5,115
Voyager Parent, 9.25%, 7/1/32 (3) 6,080 6,491
23,787
Media  9.0%
CCO Holdings, 7.00%, 2/1/33 (3) 5,170 5,287
CCO Holdings, 7.375%, 3/1/31 (3)(5) 4,935 5,092
Deluxe, 8.125%, 9/15/29 (3) 4,775 5,007
Directv Financing, Secured, 8.875%, 2/1/30 (3) 3,420 3,428
Directv Financing, Unsecured, 8.875%, 2/1/30 (3) 3,407 3,410
Discovery Global Holdings, 5.05%, 3/15/42  5,238 3,680
Getty Images, 10.50%, 11/15/30 (3) 2,672 2,364
Gray Media, 7.25%, 8/15/33 (3) 2,050 2,117
Gray Media, 10.50%, 7/15/29 (3) 3,683 3,950
Midcontinent Communications, 8.00%, 8/15/32 (3) 4,947 4,653
Sinclair Television Group, 8.125%, 2/15/33 (3) 2,770 2,884
Univision Communications, 9.375%, 8/1/32 (3) 3,750 3,965
45,837
Real Estate  5.2%
Anywhere Real Estate Group, 7.00%, 4/15/30 (3) 6,323 6,390
Blackstone Mortgage Trust, 7.75%, 12/1/29 (3) 4,585 4,893
Brookfield Property REIT, 4.50%, 4/1/27 (3) 5,070 4,999
VICI Properties, 5.625%, 5/15/52  11,100 10,440
26,722
Retail  2.0%
Cougar JV Subsidiary, 8.00%, 5/15/32 (3) 4,778 5,103
LCM Investments Holdings II, 8.25%, 8/1/31 (3) 4,720 4,971
Saks Global Enterprises, 11.00%, 12/15/29 (3)(7)(8) 5,175 6
10,080
Services  4.5%
Avis Budget Car Rental, 8.25%, 1/15/30 (3)(5) 7,760 7,847
Herc Holdings, 6.00%, 3/15/34 (3) 5,400 5,431
Hertz, 12.625%, 7/15/29 (3)(5) 2,880 2,652
Williams Scotsman, 7.375%, 10/1/31 (3) 6,617 6,925
22,855
Technology & Electronics  4.9%
Black Pearl Compute, 6.125%, 2/15/31 (3) 1,798 1,841
Cloud Software Group, 6.625%, 8/15/33 (3)(5) 5,280 4,983
Cloud Software Group, 8.25%, 6/30/32 (3) 4,990 4,994
Kioxia Holdings, 6.625%, 7/24/33 (3) 2,582 2,722
McAfee, 7.375%, 2/15/30 (3) 6,170 5,048

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
WULF Compute, 7.75%, 10/15/30 (3) 5,223 5,530
25,118
Telecommunications  8.3%
Digicel International Finance, 8.625%, 8/1/32 (3) 5,162 5,365
EchoStar, 10.75%, 11/30/29  5,255 5,739
Iliad Holding, 7.00%, 4/15/32 (3) 5,090 5,233
Level 3 Financing, 6.875%, 6/30/33 (3) 5,155 5,338
Level 3 Financing, 7.00%, 3/31/34 (3) 3,067 3,188
Uniti Group, 8.625%, 6/15/32 (3)(5) 5,074 5,142
Uniti Services, 7.50%, 10/15/33 (3) 3,422 3,560
VZ Secured Financing, 7.50%, 1/15/33 (3) 5,147 5,056
Windstream Services, 8.25%, 10/1/31 (3) 3,690 3,881
42,502
Transportation  6.1%
Avianca Midco 2, 9.625%, 2/14/30 (3) 3,390 3,423
Azul Secured Finance, 9.875%, 2/15/31 (3) 2,945 2,967
JetBlue Airways, 9.875%, 9/20/31 (3) 6,200 6,294
Latam Airlines Group, 7.625%, 1/7/31 (3)(5) 1,835 1,924
Latam Airlines Group, 7.875%, 4/15/30 (3) 5,790 6,045
OneSky Flight, 8.875%, 12/15/29 (3) 5,111 5,438
RXO, 6.375%, 5/15/31 (3) 5,197 5,060
31,151
Utility  6.0%
Edison International, VR, 7.875%, 6/15/54 (4) 3,565 3,713
Edison International, VR, 8.125%, 6/15/53 (4) 3,980 4,139
Hawaiian Electric, 6.00%, 10/1/33 (3) 5,160 5,260
NRG Energy, VR, 10.25% (3)(4)(6) 2,395 2,642
Talen Energy Supply, 6.50%, 2/1/36 (3) 5,567 5,723
Vistra, VR, 8.00% (3)(4)(6) 5,321 5,415
Xcel Energy, VR, 5.75%, 12/3/56 (4) 3,639 3,638
30,530
Total Corporate Bonds (Cost $465,834) 468,333
SHORT-TERM INVESTMENTS  3.1%
Money Market Funds  3.1%
T. Rowe Price Government Reserve Fund, 3.73% (9)(10) 15,662 15,662
Total Short-Term Investments (Cost $15,662) 15,662

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SECURITIES LENDING COLLATERAL  5.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 5.4%
Money Market Funds 5.4%
T. Rowe Price Treasury Reserve Fund, 3.67% (9)(10) 27,830 27,830
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 27,830
Total Securities Lending Collateral (Cost $27,830) 27,830
Total Investments in Securities 105.5%
(Cost $538,031) $ 540,064
Other Assets Less Liabilities (5.5)% (27,999)
Net Assets 100.0% $ 512,065

T. ROWE PRICE U.S. High Yield Fund

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of February 28, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $404,952 and represents 79.1% of net assets.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(5) All or a portion of this security is on loan at February 28, 2026.
(6) Perpetual security with no stated maturity date.
(7) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(8) Non-income producing
(9) Seven-day yield
(10) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
FRN Floating Rate Note
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE U.S. High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.73% $ — $ — $ 592++
T. Rowe Price Treasury Reserve Fund, 3.67% — — —++
Totals $ —# $ — $ 592+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
2/28/26
T. Rowe Price Government
Reserve Fund, 3.73% $ 21,007  ¤  ¤ $ 15,662
T. Rowe Price Treasury
Reserve Fund, 3.67% —  ¤  ¤ 27,830
Total $ 43,492^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $592 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $43,492.

T. ROWE PRICE U.S. High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price High Yield Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The U.S. High Yield Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE U.S. High Yield Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.

T. ROWE PRICE U.S. High Yield Fund

Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 496,572 $ — $ 496,572
Short-Term Investments 15,662 — — 15,662
Securities Lending Collateral 27,830 — — 27,830
Total $ 43,492 $ 496,572 $ — $ 540,064
1
Includes Bank Loans and Corporate Bonds.

T. ROWE PRICE U.S. High Yield Fund

existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1106-054Q3 02/26